Derivative financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Swap Differentials Receivable	R$ 11,595,591	R$ 16,710,659
Option Premiums to Exercise	6,312,487	4,960,933
Forward Contracts and Others	47,899,620	18,534,707
Trading Derivative And Used As Hedge Assets Total	65,807,698	40,206,299
Swap Differentials Payable	11,893,221	16,746,167
Option Premiums Launched	5,970,844	4,455,074
Forward Contracts and Others	42,147,926	18,209,033
Trading Derivative And Used As Hedge Liabilities Total	R$ 60,011,991	R$ 39,410,274